Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

March 31, 2020

VFS-QTLY-0520
1.814647.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 35.2%
Diversified Banks - 18.6%
Bank of America Corp.	265,100	$5,628,073
Citigroup, Inc.	154,700	6,515,963
Wells Fargo & Co.	177,077	5,082,110
		17,226,146
Regional Banks - 16.6%
Amalgamated Bank	6,200	67,084
Ameris Bancorp	19,400	460,944
Bank OZK	40,100	669,670
BayCom Corp. (a)	19,700	237,385
BOK Financial Corp.	7,142	303,964
Cadence Bancorp Class A	65,500	429,025
Cullen/Frost Bankers, Inc.	9,900	552,321
East West Bancorp, Inc.	22,200	571,428
First Hawaiian, Inc.	2,947	48,714
First Horizon National Corp.	99,862	804,888
First Interstate Bancsystem, Inc.	18,200	524,888
Great Western Bancorp, Inc.	41,900	858,112
Huntington Bancshares, Inc.	186,070	1,527,635
KeyCorp	71,300	739,381
M&T Bank Corp.	9,000	930,870
PNC Financial Services Group, Inc.	8,300	794,476
Regions Financial Corp.	95,900	860,223
Signature Bank	8,400	675,276
Truist Financial Corp.	77,477	2,389,391
WesBanco, Inc.	30,000	711,000
Wintrust Financial Corp.	24,900	818,214
Zions Bancorp NA	15,500	414,780
		15,389,669

TOTAL BANKS		32,615,815

Capital Markets - 22.4%
Asset Management & Custody Banks - 8.4%
Affiliated Managers Group, Inc.	16,600	981,724
AllianceBernstein Holding LP	61,000	1,133,990
Bank of New York Mellon Corp.	53,400	1,798,512
Hamilton Lane, Inc. Class A	100	5,531
Northern Trust Corp.	27,100	2,044,966
State Street Corp.	34,700	1,848,469
		7,813,192
Financial Exchanges & Data - 1.8%
Cboe Global Markets, Inc.	18,727	1,671,385
The NASDAQ OMX Group, Inc.	100	9,495
		1,680,880
Investment Banking & Brokerage - 12.2%
E*TRADE Financial Corp.	24,500	840,840
Goldman Sachs Group, Inc.	17,100	2,643,489
Moelis & Co. Class A	16,400	460,840
Morgan Stanley	131,500	4,471,000
Raymond James Financial, Inc.	22,200	1,403,040
Virtu Financial, Inc. Class A (b)	71,200	1,482,384
		11,301,593

TOTAL CAPITAL MARKETS		20,795,665

Consumer Finance - 5.9%
Consumer Finance - 5.9%
Capital One Financial Corp.	57,900	2,919,318
OneMain Holdings, Inc.	46,100	881,432
SLM Corp.	235,300	1,691,807
		5,492,557
Diversified Financial Services - 4.5%
Multi-Sector Holdings - 4.5%
Berkshire Hathaway, Inc. Class B (a)	17,968	3,285,089
Cannae Holdings, Inc. (a)	26,400	884,136
		4,169,225
Insurance - 22.7%
Insurance Brokers - 4.4%
Arthur J. Gallagher & Co.	33,000	2,689,830
Willis Group Holdings PLC	8,000	1,358,800
		4,048,630
Life & Health Insurance - 3.6%
CNO Financial Group, Inc.	79,400	983,766
MetLife, Inc.	58,000	1,773,060
Primerica, Inc.	7,200	637,056
		3,393,882
Multi-Line Insurance - 5.5%
American International Group, Inc.	85,100	2,063,675
Assurant, Inc.	10,400	1,082,536
Hartford Financial Services Group, Inc.	55,300	1,948,772
		5,094,983
Property & Casualty Insurance - 9.2%
Allstate Corp.	22,700	2,082,271
Old Republic International Corp.	70,706	1,078,267
RSA Insurance Group PLC	1,000	5,218
The Travelers Companies, Inc.	54,012	5,366,092
		8,531,848

TOTAL INSURANCE		21,069,343

IT Services - 3.9%
Data Processing & Outsourced Services - 3.9%
Black Knight, Inc. (a)	14,299	830,200
Computer Services, Inc.	11,100	446,553
Fidelity National Information Services, Inc.	9,900	1,204,236
GreenSky, Inc. Class A (a)	700	2,674
Visa, Inc. Class A	6,700	1,079,504
		3,563,167
Mortgage Real Estate Investment Trusts - 0.0%
Mortgage REITs - 0.0%
AGNC Investment Corp.	500	5,290
Thrifts & Mortgage Finance - 4.2%
Thrifts & Mortgage Finance - 4.2%
Essent Group Ltd.	73,000	1,922,820
MGIC Investment Corp.	141,200	896,620
NMI Holdings, Inc. (a)	93,900	1,090,179
		3,909,619
TOTAL COMMON STOCKS
(Cost $110,874,013)		91,620,681

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)
(Cost $657,957)	657,884	658,015
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $111,531,970)		92,278,696
NET OTHER ASSETS (LIABILITIES) - 0.5%		440,031
NET ASSETS - 100%		$92,718,727

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,558
Fidelity Securities Lending Cash Central Fund	1,439
Total	$3,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.